SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15 – SUBSEQUENT EVENTS

Common Stock Issued for Conversions

On April 14, 2026, the Holder of a convertible promissory note converted $12,950 of principal into 185,000 shares of common stock at a conversion price of $0.07.

On May 8, 2026, the Holder of the promissory note dated August 24, 2020, converted $23,023 of accrued interest and fees into 213,100 shares of common stock at a conversion price of $0.10804.

Common Stock Issued for Services

On April 20, 2026, the Company issued 300,000 shares of restricted common stock, pursuant to an agreement for advisory services.

Secured Promissory Note Issuance

On May 13, 2026, the Company entered into a 15% Secured Promissory Note for $110,000 with a third-party lender and a maturity date of May 13, 2027. The Company received proceeds of $100,000 on May 13, 2026, and the Company reimbursed the investor for expenses for legal fees and due diligence of $10,000. This note shall be senior secured by any and all assets of the Company.

Convertible Promissory Note Issuance

On May 14, 2026, the Company entered into a 12%, $100,000 face value convertible promissory note with a third-party due February 28, 2027. The conversion price shall be equal to 65%, multiplied by the lowest trading price for the Common Stock during the ten (10) trading days prior to the conversion date. The Company received proceeds of $93,000 on May 15, 2026, and the Company reimbursed the investor for expenses for legal fees and due diligence of $7,000. Pursuant to ASC 815, the Company determined that the conversion feature is embedded in the debt host and will account for the conversion feature as a derivative liability.

The Company has evaluated subsequent events through the date the financial statements were issued. The Company has determined that there are no other such events that warrant disclosure or recognition in the financial statements, except as stated herein.

NOTE 15 – SUBSEQUENT EVENTS

Reverse Stock Split (see Note 1)

On January 21, 2026, every 5,000 shares of issued and outstanding Common Stock automatically combined into one issued share of common stock, with no change in par value. Additionally, a total of 58,309 post reverse split shares were issued to shareholders as a round up for the reverse stock split. Accordingly, all of the below transactions are reported on a post reverse split adjusted basis.

Note Receivable, related party

On January 5, 2026, in exchange for $75,000 we were issued a note receivable from a related party for $75,000, with an annual interest rate of 5% and a maturity date of January 5, 2028.

On February 4, 2026, in exchange for $100,000 we were issued a note receivable from a related party for $100,000, with an annual interest rate of 5% and a maturity date of February 4, 2028.

Common Stock Sold to GHS

Subsequent to December 31, 2025, the Company sold to GHS an aggregate of 439,796 shares of common stock for proceeds of $47,068 net of offering costs and $5,000 of note payables paid.

Common Stock Issued for Conversions

On February 5, 2026, the Holder of the promissory note dated August 24, 2020, converted $13,424 of accrued interest and fees into 142,500 shares of common stock at a conversion price of $0.0942.

On March 25, 2026, the Holder of the promissory note dated August 24, 2020, converted $8,319 of accrued interest and fees into 179,900 shares of common stock at a conversion price of $0.04624.

On April 14, 2026, the Holder of a convertible promissory note converted $12,950 of principal into 185,000 shares of common stock at a conversion price of $0.07.

On May 8, 2026, the Holder of the promissory note dated August 24, 2020, converted $23,023 of accrued interest and fees into 213,100 shares of common stock at a conversion price of $0.10804.

Common Stock Issued for Services

On March 2, 2026, the Company issued 300,000 shares of restricted common stock, pursuant to an agreement for advisory services.

On April 20, 2026, the Company issued 300,000 shares of restricted common stock, pursuant to an agreement for advisory services.

Secured Promissory Note Issuance

On January 5, 2026, the Company entered into a 15% Secured Promissory Note for $100,000 with a third-party lender and a maturity date of January 5, 2027. The Company received proceeds of $90,000 on January 5, 2026, and the Company reimbursed the investor for expenses for legal fees and due diligence of $10,000 (original issue discount or “OID”). This note shall be senior secured by any and all assets of the Company.

On February 3, 2026, the Company entered into a 15% Secured Promissory Note for $110,000 with a third-party lender and a maturity date of February 3, 2027. The Company received proceeds of $100,000 on February 3, 2026, and the Company reimbursed the investor for expenses for legal fees and due diligence of $10,000. This note shall be senior secured by any and all assets of the Company.

On May 13, 2026, the Company entered into a 15% Secured Promissory Note for $110,000 with a third-party lender and a maturity date of May 13, 2027. The Company received proceeds of $100,000 on May 13, 2026, and the Company reimbursed the investor for expenses for legal fees and due diligence of $10,000. This note shall be senior secured by any and all assets of the Company.

Convertible Promissory Note Issuance

On January 22, 2026, the Company entered into a 12%, $75,000 face value convertible promissory note with a third-party due October 30, 2026. The Company received proceeds of $75,000 on January 26, 2026. The conversion price shall equal to 65% multiplied by the lowest trading price for the Common Stock during the ten (10) trading days prior to the conversion date.

On January 22, 2026, the Company entered into a 12%, $147,000 face value convertible promissory note with a third-party due October 30, 2026. The Company received proceeds of $140,000 on January 26, 2026, and the Company reimbursed the investor for expenses for legal fees and due diligence of $7,000. The conversion price shall equal to 65%, multiplied by the lowest trading price for the Common Stock during the ten (10) trading days prior to the conversion date.

On April 20, 2026, the Company entered into a 12%, $100,000 face value convertible promissory note with a third-party due January 30, 2027. The conversion price shall be equal to 65%, multiplied by the lowest trading price for the Common Stock during the ten (10) trading days prior to the conversion date. The Company has not yet received proceeds of $93,000 and the Company will reimburse the investor for expenses for legal fees and due diligence of $7,000 when the note is funded.

Binding Letter of Intent

On January 21, 2026, the Company entered into a binding letter of intent (the “LOI”) to acquire 100% of 14464664 Canada Inc. (“Bluezone Beverages”) and 100% of 9466-5971 Quebec Inc. (“Varon Spirits”). Pursuant to the LOI, within 120 days of the execution of the LOI, the Company, Bluezone Beverages, Varon Spirits and the other parties to the LOI, shall enter into definitive agreements necessary to complete and close the proposed transaction.

The Company has evaluated subsequent events through the date the financial statements were issued. The Company has determined that there are no other such events that warrant disclosure or recognition in the financial statements, except as stated herein.